Revenue and government financing for research expenditures - Disclosure of Government Financing for Research Expenditures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Aug. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research Tax Credit	€ 10,310	€ 13,084		€ 16,737
Grant	2,281	534		103
Government financing for research expenditures	12,591	13,618	[1]	16,840	[1]
Research tax credit, receivable, current	10,310	€ 0		€ 0
BPI France, Covid-19 program, non-refundable
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grant	1,988
Research tax credit, initial payment						€ 1,360
Research tax credit, receivable, current	€ 628

[1]	Items relating to the year ended December 31, 2019 and 2020 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in notes 2.w and 17.